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                          SCHRODER CAPITAL FUNDS (DELAWARE)
                                 TWO PORTLAND SQUARE
                                 PORTLAND, MAIN 04101

                                                             May 6, 1997



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Schroder Capital Funds (Delaware)("Registrant")
    File Nos. 2-34215, 811-1911
    CIK: 0000019532

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of statement of additional information relating to the Schroder U.S. Equity Fund series of the Registrant that would have been filed under paragraph(c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's registration statement, dated April 18, 1997, which was filed with the Commission via EDGAR on April 18, 1997 (accession no.: 000912057-97-013527).

Sincerely,

Schroder Capital Funds (Delaware)

By: /s/ Catherine S. Wooledge
    Catherine S. Wooledge, Assistant Treasurer
          and Assistant Secretary





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[Logo]
FORUM FINANCIAL GROUP
Two Portland Square, Portland, Maine 04101 Telephone 207/879-1900 Facsimile 207/879-6050


                                                               May 6,1997

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Schroder Capital Funds (Delaware)("Registrant")
    File Nos. 2-34215, 811-1911
    CIK: 0000019532

Ladies and Gentlemen:

    On behalf of Schroder Capital Funds (Delaware)("Registrant"), attached is the certification of the Registrant pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), providing that the form of Statement of additional information relating to the Schroder U.S. Equity Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the most recent amendment to the Registrant's registration statement, the text of which was filed with the Commission via EDGAR on April 18, 1997,

    If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 879-1900.

                                                   Sincerely,

                                                   /s/ Diane L. Gates

                                                   Diane L Gates
                                                   Legal Assistant